INTANGIBLE ASSETS, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9. INTANGIBLE ASSETS, NET

At September 30, 2023 and December 31, 2022, intangible assets consist of the following:

September 30, 2023	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,569,000	(951,193)	$1,617,807
Customer relationships	4-6 years	2,669,000	(1,256,556)	1,412,444
Non-compete	4-5 years	1,602,000	(514,666)	1,087,334
Intangible assets, net		$6,840,000	$(2,722,415)	$4,117,585

December 31, 2022	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,569,000	(725,724)	$1,843,276
Customer relationships	4-6 years	2,669,000	(1,033,306)	1,635,694
Non-compete	4-5 years	1,602,000	(300,466)	1,301,533
Intangible assets, net		$6,840,000	$(2,059,496)	$4,780,504

Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization expense was approximately $221,000 and $156,000 for the three months ended September 30, 2023 and 2022, and approximately $663,000 and $446,000 for the nine months ended September 30, 2023 and 2022, respectively. Amortization expense was included in operating expenses on the condensed combined carve-out statements of operations.

Future annual estimated amortization expense is as follows:

For the nine months ending September 30,
2023 (remaining three months)	$220,973
2024	883,891
2025	878,391
2026	801,355
2027	662,550
Thereafter	670,425
Total	$4,117,585

Note 9. INTANGIBLE ASSETS, NET

At December 31, 2022 and 2021, intangible assets consist of the following:

December 31, 2022	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,569,000	(725,724)	$1,843,276
Customer relationships	4-6 years	2,669,000	(1,033,306)	1,635,694
Non-compete	4-5 years	1,602,000	(300,466)	1,301,533
Intangible assets, net		$6,840,000	$(2,059,496)	$4,780,504

December 31, 2021	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$923,000	(536,661)	$386,339
Customer relationships	4-5 years	883,000	(685,823)	197,177
Non-compete	4 -5 years	238,000	(133,646)	104,354
Website	4 years	10,000	(208)	9,792
Intangible assets, net		$2,054,000	$(1,356,338)	$697,662

Future annual estimated amortization expense is as follows:

For the years ending December 31,
2023	$883,891
2024	883,891
2025	878,391
2026	801,355
2027	662,550
Thereafter	670,426
Total	$4,780,504

Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization expense was approximately $723,000 and $351,000 for the years ended December 31, 2022 and 2021, respectively.